Share-based compensation - Stock Options (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
EUR-denominated
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price at the exercise date of stock options (in usd/eur per share) | € / shares	€ 613.03		€ 494.14		€ 583.33
Aggregate intrinsic value of stock options exercised (in millions) | €	€ 8.1		€ 4.4		€ 5.7
Weighted average remaining contractual term of currently exercisable options (in years)	1 year 5 months 23 days	1 year 5 months 23 days	2 years 29 days	2 years 29 days	2 years 9 months 21 days	2 years 9 months 21 days
Aggregate intrinsic value of exercisable stock options (in millions) | €	€ 19.7		€ 20.3		€ 36.7
Aggregate intrinsic value of outstanding stock options (in millions) | €	€ 19.7		€ 20.3		€ 36.7
USD-denominated
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price at the exercise date of stock options (in usd/eur per share) | $ / shares		$ 678.41		$ 565.39		$ 658.16
Aggregate intrinsic value of stock options exercised (in millions) | $		$ 4.8		$ 1.6		$ 4.1
Weighted average remaining contractual term of currently exercisable options (in years)	1 year 5 months 4 days	1 year 5 months 4 days	2 years 1 month 2 days	2 years 1 month 2 days	2 years 11 months 4 days	2 years 11 months 4 days
Aggregate intrinsic value of exercisable stock options (in millions) | $							$ 15.9	$ 14.6	$ 24.9
Aggregate intrinsic value of outstanding stock options (in millions) | $							$ 15.9	$ 14.6	$ 24.9